FINANCE INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2015
FINANCE INCOME (EXPENSES), NET [Abstract]
FINANCE INCOME (EXPENSES), NET
NOTE 14  -     FINANCE INCOME (EXPENSES), NET

Composition:

	For the year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Interest income on short-term deposits	61	10	59
Bank fees and Interest expenses	(47)	(6)	(5)
Changes in provision for royalties	(33)	415	(104)
Exchange rate differences	18	(13)	31
Revaluation of fair value of warrants to purchase preferred share	174	3,519	623
Total financing income	173	3,925	604